                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [_]; Amendment Number: __________
   This Amendment (Check only one.):      [_] is a restatement.
                                          [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                                     Bain Capital Investors, LLC*
Address:                                  111 Huntington Avenue
                                          Boston, Massachusetts 02199

Form 13F File Number:                     28-11185

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Michael F. Goss
Title: Managing Director and Chief Operating Officer
Phone: (617) 516-2000

Signature, Place, and Date of Signing:

       /s/ Michael F. Goss                   Boston, MA              2/14/08
------------------------------------
           [Signature]                      [City, State]            [Date]

* Bain Capital Investors, LLC is the (i) general partner of Bain Capital Partners VI, L.P., which is the general partner of each of Bain Capital Fund VI, L.P. and Bain Capital VI Coinvestment Fund, L.P., (ii) general partner of Bain Capital Partners VII, L.P., which is the general partner of Bain Capital VII Coinvestment Fund, L.P., which is the manager of Bain Capital VII Coinvestment Fund, LLC, (iii) administrative member of Bain Capital Integral Investors, LLC, and (vi) general partner of Bain Capital Integral Investors II, L.P.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number   Name
28-
[Repeat as necessary.]

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      8

Form 13F Information Table Entry Total: 10

Form 13F Information Table Value Total: 1,714,267
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. Form 13F File Number                         Name
--- -------------------- -----------------------------------------------------

 1        28-11209       Bain Capital VI Coinvestment Fund, L.P.

 2        28-11662       Bain Capital VII Coinvestment Fund, LLC

 3        28-11661       Bain Capital VII Coinvestment Fund, L.P.

 4        28-11264       Bain Capital Fund VI, L.P.

 5        28-11659       Bain Capital Integral Investors, LLC

 6        28-11188       Bain Capital Partners VI, L.P.

 7        28-11660       Bain Capital Partners VII, L.P.

 8        28-12292       Bain Capital Integral Investors II, L.P.

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                          Bain Capital Investors, LLC
                   Form 13F Information Table as of 12/31/07

Column 1          Column 2    Column 3   Column 4      Column 5  Column 6  Column 7     Column 8
--------       -------------- --------- ----------     -------- ---------- -------- ----------------
                                                                                    Voting Authority
                                        Shares or       Value   Investment  Other   ----------------
Name of Issuer Title of Class  Cusip    Prn Amount     (x$1000) Discretion Managers Sole Shared None
-------------- -------------- --------- ----------     -------- ---------- -------- ---- ------ ----
 BURGER KING
   HLDGS INC        COM       121208201 18,650,221 SH  531,718     Sole              X
 DOMINOS
   PIZZA INC        COM       25754A201 15,483,091 SH  204,841     Sole              X
 INNOPHOS
   HOLDINGS
   INC              COM       45774N108 10,088,040 SH  150,110     Sole              X
 NANOSPHERE
   INC              COM       63009F105    254,815 SH    3,565     Sole              X
 NEUROMETRIX
   INC              COM       641255104     30,813 SH      283     Sole              X
 SMTC CORP        COM NEW     832682207    640,368 SH    1,012     Sole              X
 TALEO CORP         CL A      87424N104     55,009 SH    1,638     Sole              X
 VONAGE
   HLDGS CORP       COM       92886T201    247,371 SH      569     Sole              X
 WARNER
   CHILCOTT
   LIMITED        COM CL A    G9435N108 38,045,414 SH  674,545     Sole              X
 WARNER
   MUSIC
   GROUP CORP       COM       934550104 24,090,064 SH  145,986     Sole              X